Initial Public Offering (Details) - $ / shares		6 Months Ended	9 Months Ended
	Feb. 12, 2026	Jun. 30, 2026	Dec. 31, 2025
Initial Public Offering [Line Items]
Warrant price per share (in Dollars per share)		$ 0.01
Warrants outstanding (in Shares)
Business days		60 days
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued (in Shares)	1
Warrant [Member]
Initial Public Offering [Line Items]
Warrant exercisable days	30 days	30 days
Warrants expiry term	5 years
Warrants outstanding (in Shares)
Public Warrants [Member]
Initial Public Offering [Line Items]
Warrants outstanding (in Shares)		7,666,667
Trading days		10 days
Private Placement Warrants [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrants outstanding (in Shares)		221,667
Subsequent Event [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant exercisable days	30 days
Warrants expiry term	5 years
Business Combination [Member]
Initial Public Offering [Line Items]
Business days		20 days
Minimum [Member]
Initial Public Offering [Line Items]
Trading days		20 days
Notice of redemption		30 days
Median [Member]
Initial Public Offering [Line Items]
Trading days		30 days
Maximum [Member]
Initial Public Offering [Line Items]
Trading days		30 days
IPO [Member]
Initial Public Offering [Line Items]
Sale of stock price per share (in Dollars per share)	$ 10
Price per share (in Dollars per share)	10
IPO [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Sale of stock price per share (in Dollars per share)	10
Price per share (in Dollars per share)	$ 10
IPO [Member] | Sponsor [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	23,000,000
IPO [Member] | Sponsor [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	23,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	3,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	3,000,000	3,000,000	3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	3,000,000
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares issued (in Shares)	1
Trading days		10 days
Price per share (in Dollars per share)		$ 18
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant price per share (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)	$ 11.5
Class A Ordinary Shares [Member] | Business Combination [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant price per share (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member] | IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant price per share (in Dollars per share)	11.5
Class A Ordinary Shares [Member] | IPO [Member] | Subsequent Event [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant price per share (in Dollars per share)	$ 11.5